Supplement dated August 26, 2026
to the Prospectus of Ameriprise Certificates
(April 22, 2026) S-6000 AZ (4/26)
This Supplement supersedes the Supplement dated May 27, 2026.
For Ameriprise Flexible Savings Certificate:  Effective for sales on or after August 26, 2026, information about interest rate ranges for new purchases found on pages 18-20 of the Prospectus has been revised to read as follows:
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 135 basis points (1.35%) above to 235 basis points (2.35%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 110 basis points (1.10%) above to 210 basis points (2.10%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 110 basis points (1.10%) above to 210 basis points (2.10%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 80 basis points (0.80%) above to 180 basis points (1.80%) above the National Deposit Rate published for 12-month CDs.
18 months	Within a range from 80 basis points (0.80%) above to 180 basis points (1.80%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 95 basis points (0.95%) above to 195 basis points (1.95%) above the National Deposit Rate published for 24-month CDs.
30 months	Within a range from 95 basis points (0.95%) above to 195 basis points (1.95%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 115 basis points (1.15%) above to 215 basis points (2.15%) above the National Deposit Rate published for 36-month CDs.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 145 basis points (1.45%) above to 245 basis points (2.45%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 120 basis points (1.20%) above to 220 basis points (2.20%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 120 basis points (1.20%) above to 220 basis points (2.20%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 90 basis points (0.90%) above to 190 basis points (1.90%) above the National Deposit Rate published for 12-month CDs.
18 months	Within a range from 90 basis points (0.90%) above to 190 basis points (1.90%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 105 basis points (1.05%) above to 205 basis points (2.05%) above the National Deposit Rate published for 24-month CDs.
30 months	Within a range from 105 basis points (1.05%) above to 205 basis points (2.05%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 125 basis points (1.25%) above to 225 basis points (2.25%) above the National Deposit Rate published for 36-month CDs.
For example, if the average rate most recently published for the National Deposit Rate for 12-month CDs is 1.71%, our rate in effect for the following week for investment amounts less than $100,000 would be between 2.51% and 3.51% for the 12-month term product.
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 176 basis points (1.76%) above to 276 basis points (2.76%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 105 basis points (1.05%) above to 205 basis points (2.05%) above the National Deposit Rate published for 12-month CDs.
19 months	Within a range from 105 basis points (1.05%) above to 205 basis points (2.05%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 120 basis points (1.20%) above to 220 basis points (2.20%) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 120 basis points (1.20%) above to 220 basis points (2.20%) above the National Deposit Rate published for 24-month CDs.
37 months	Within a range from 140 basis points (1.40%) above to 240 basis points (2.40%) above the National Deposit Rate published for 36-month CDs.
*
See section entitled “Investment Amounts and Terms” about minimum investment requirements.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 186 basis points (1.86%) above to 286 basis points (2.86%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 115 basis points (1.15%) above to 215 basis points (2.15%) above the National Deposit Rate published for 12-month CDs.
13 months*	Within a range from 90 basis points (0.90%) above to 190 basis points (1.90%) above the National Deposit Rate published for 12-month CDs.
S-6000-75 A (08/26)

19 months	Within a range from 115 basis points (1.15%) above to 215 basis points (2.15%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 130 basis points (1.30%) above to 230 basis points (2.30%) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 130 basis points (1.30%) above to 230 basis points (2.30%) above the National Deposit Rate published for 24-month CDs.
37 months	Within a range from 150 basis points (1.50%) above to 250 basis points (2.50%) above the National Deposit Rate published for 36-month CDs.
*
See section entitled “Investment Amounts and Terms” about minimum investment requirements.
The rest of the information on pages 18-20 remains unchanged.
For Ameriprise Cash Reserve Certificate: Effective for sales on or after August 26, 2026, information about interest rate ranges for new purchases found on page 11 of the Prospectus has been revised to read as follows:
Investment Amount	Rate For New Purchases
From $50 to $9,999.99	Within a range from 5 basis points (0.05%) above to 105 basis points (1.05%) above the National Deposit Rate published for 3-month CDs
From $10,000 to $24,999.99	Within a range from 5 basis points (0.05%) above to 105 basis points (1.05%) above the National Deposit Rate published for 3-month CDs
$25,000 and above	Within a range from 5 basis points (0.05%) above to 105 basis points (1.05%) above the National Deposit Rate published for 3-month CDs
For example, if the most recently published National Deposit Rate for 3-month CDs is 1.14%, our rate in effect for the following week for investment amounts of $10,000 to $24,999.99 would be between 1.19% and 2.19%.
For Ameriprise Cash Reserve Certificate: Effective for sales on or after August 26, 2026, information about promotional rates found on page 12 of the Prospectus has been revised to read as follows:
Investment Amount	Promotion Rate
From $50 to $9,999.99	Within a range from 30 basis points (0.30%) above to 130 basis points (1.30%) above the National Deposit Rate published for 3-month CDs
From $10,000 to $24,999.99	Within a range from 30 basis points (0.30%) above to 130 basis points (1.30%) above the National Deposit Rate published for 3-month CDs
$25,000 and above	Within a range from 30 basis points (0.30%) above to 130 basis points (1.30%) above the National Deposit Rate published for 3-month CDs
The rest of the information on pages 11-12 remains unchanged.
The Board of Directors of Ameriprise Certificate Company (ACC) accepted the resignation of Mr. Michael S. Mattox, and appointed Mr. Theodore Horwith effective immediately. The information on page 55 regarding Mr. Mattox is replaced with the information for Mr. Horwith as follows:
Name, address, age	Position held with ACC and length of service	Principal occupations during past five years	Other directorships	Committee memberships
Theodore Horwith 300 South Tryon Street Charlotte, NC 28202 Born in 1978	Vice President, Controller and Chief Accounting Officer since May 2026	Vice President and Business Unit Controller - Advice and Wealth Management since March 2026; Managing Director and Broker-Dealer CFO at Atria Wealth Solutions from March 2021- September 2025	None	None
The rest of the information on page 55 remains unchanged.
S-6000-75 A (08/26)